Consolidated statements of financial position - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Intangible assets	$ 6,195,748	$ 6,195,748
Other non-current assets	23,075
Total non-current assets	6,218,823	6,195,748
Current assets
Prepaid expenses and other receivables	317,584	401,064
Cash	22,651,475	21,829,632
Total current assets	22,969,059	22,230,696
Total assets	29,187,882	28,426,444
Non-current liabilities
Term loan, net of deferred financing costs	14,057,147
Other non-current liabilities	22,758
Total non-current liabilities	14,079,905
Current liabilities
Trade and other payables	10,889,554	12,319,117
Payable on completion of clinical trial	500,000	500,000
Derivative liabilities	12,626,299	5,798,058
Total current liabilities	24,015,853	18,617,175
Total liabilities	38,095,758	18,617,175
Net (liabilities) assets	(8,907,876)	9,809,269
EQUITY
Share capital	3,589,201	2,728,199
Share premium	80,872,838	57,348,694
Group reorganization reserve	9,938,362	9,938,362
Accumulated deficit	(103,308,277)	(60,205,986)
Total (deficit) equity	$ (8,907,876)	$ 9,809,269